RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three months ended March 31, 2026 and 2025 included:

	For the three months ended March 31,
	2026	2025
Director fees	$119,498	$132,651
Salaries	371,908	217,510
Share-based payments	150,360	194,200
	$641,766	$544,361

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended March 31,
	2026	2025
Management fees paid to a company controlled by CEO and director	$155,193	$104,226
Management fees paid to a company that the CEO holds an economic interest in	99,577	93,283
Salary and commission paid to family of key management	76,795	19,053
Management fees paid to a company controlled by a director	61,666	2,861
	$393,231	$219,423